Biological assets - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Gains (losses) on fair value adjustment, biological assets [abstract]
Fair value adjustment of biological assets		R$ 1,516,458